CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities:
Fixed maturities, at fair value (amortized cost: $29,599.2 and $28,097.5, respectively)	$ 30,281.3	$ 28,312.0
Marketable equity securities, at fair value (cost: $611.4 and $642.7, respectively)	755.7	717.4
Mortgage loans, net	6,241.2	5,692.2
Policy loans	54.5	57.0
Investments in limited partnerships (includes $0.0 and $19.4 at fair value, respectively)	173.0	214.7
Derivatives, at fair value	339.1	307.4
Total investments	37,844.8	35,300.7
Cash and cash equivalents	347.5	326.3
Accrued investment income	335.2	326.7
Reinsurance recoverables	318.2	298.8
DAC and VOBA	696.2	596.7
Receivables and other assets	216.3	191.7
Other intangible assets, net	1,254.9	1,339.4
Goodwill	563.0	563.0
Separate account assets	978.1	911.4
Total assets	42,554.2	39,854.7
LIABILITIES AND STOCKHOLDER'S EQUITY
Funds held under deposit contracts	35,345.9	33,393.1
Future policy benefits	498.8	473.7
Policy and contract claims	196.6	152.8
Other policyholders' funds	117.9	118.0
Deferred income tax liabilities, net	251.1	253.4
Other liabilities	601.3	526.3
Separate account liabilities	978.1	911.4
Total liabilities	37,989.7	35,828.7
Commitments and contingencies (Note 10)
Common stock, $250 par value; 20,000 shares authorized, issued, and outstanding	5.0	5.0
Additional paid-in capital	3,867.5	3,887.4
Retained earnings (deficit)	140.9	(7.5)
Accumulated other comprehensive income, net of taxes	551.1	141.1
Total stockholder's equity	4,564.5	4,026.0
Total liabilities and stockholder's equity	$ 42,554.2	$ 39,854.7